Background and basis of preparation (Details Narrative) kr / shares in Units, $ / shares in Units, kr in Thousands, $ in Millions				2 Months Ended	6 Months Ended		12 Months Ended
	Jun. 09, 2026 USD ($) $ / shares shares	Jun. 08, 2026 USD ($) $ / shares shares	Feb. 26, 2026 USD ($)	Aug. 31, 2025 USD ($)	Jun. 30, 2026 SEK (kr)	Jun. 30, 2025 SEK (kr)	Dec. 31, 2025 SEK (kr) kr / shares	Dec. 31, 2024 SEK (kr)
IfrsStatementLineItems [Line Items]
Net loss | kr					kr 1,118,055	kr 887,444	kr 1,721,676	kr 967,611
Net cash outflows from operating activities | kr					536,712	285,164	741,711	389,612
Equity value | kr					kr 311,110	kr 93,288	kr 758,428	kr 309,516
Ordinary shares per shares | kr / shares							kr 0.004585
Capital raised through the issuance of common shares | $				$ 69.0
Director [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	1,013,620
Private investment in public equity subscription agreements [member]
IfrsStatementLineItems [Line Items]
Purchase price | $			$ 113.3
Capital raised through the issuance of common shares | $	$ 113.3
Private investment in public equity subscription agreements [member] | American depositary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	14,188,891
Exercise price | $ / shares	$ 10.90
Number of shares issued as incentive consideration	1,400,000
Number of founder shares transferred	553,471
Number of warrants issued to purchase ADS	18,353,130
Number of additional warrants issued to purchase ADS	6,117,710
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		121,106,421
Number of shares outstanding		121,106,421
Equity value | $		$ 1,350.0
Ordinary shares per shares | $ / shares		$ 10.90
Warrants [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 11.50